Notes to the Consolidated Financial Statements - Narrative (Details) - business_unit	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Schedule of Equity Method Investments [Line Items]
Number of business units	2	2
Atlantica
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	41.50%		44.20%